Liquidity and Going Concern	6 Months Ended
Dec. 31, 2025
Liquidity and Going Concern [Abstract]
Liquidity and Going Concern

Note 2 – Liquidity and Going Concern

In accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued.

For the six months ended December 31, 2025, the Company had net loss amounted to $5.32 million (six months ended December 31, 2024: $1.85 million) and net cash used in operating activities amounted to $2.59 million (six months ended December 31, 2024: $1.70 million). As of December 31, 2025, the Company’s accumulated deficit amounted to $30.52 million. The Company’s ability to continue as a going concern is highly contingent on the ability to raise additional capital for ongoing research and development as the Company expects to continue to incur losses for the foreseeable future.

Based on the Company’s recurring losses and negative cash flows from operations since inception, expectation of continuing operating losses and negative cash flows from operations for the foreseeable future, the contractual costs expected to be incurred in future periods and the need to raise additional capital to finance its future operations, the Company’s management concluded that there is substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of the unaudited condensed consolidated financial statements.

The Company is evaluating several strategies and actively pursuing actions aimed at enhancing its liquidity position. These actions include pursuing additional cost savings initiatives and seeking additional financing in both public and private markets. There can be no assurances, however, that the Company’s operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.